Property and Equipment	9 Months Ended	12 Months Ended
	Jan. 31, 2013	Apr. 30, 2012
Property And Equipment
6.	Property and equipment:

Due to a decline in aircraft values, we impaired a portion of our flying assets during the nine months ended January 31, 2013 and 2012 to its fair value. This measurement is considered a level 2 measurement in the fair value hierarchy as the measurement of the fair value of the flying assets is based on aircraft values from third party appraisals using market data.

6.	Property and equipment:

The cost and related accumulated amortization of the Company’s flying assets, facilities and equipment are as follows:

	Property and equipment			Total
	Flying Assets	Equipment	Facilities

At April 30, 2012:
Cost	$1,029,381	$81,802	$129,284	$1,240,467
Accumulated depreciation	(156,345)	(24,992)	(32,270)	(213,607)

Net book value	$873,036	$56,810	$97,014	$1,026,860

At April 30, 2011:
Cost	$1,117,338	$65,657	$135,969	$1,318,964
Accumulated depreciation	(142,024)	(13,622)	(29,819)	(185,465)

Net book value	$975,314	$52,035	$106,150	$1,133,499

Amortization of property and equipment totaled $113.0 million (2011 – $99.6 million, 2010 – $77.7 million).

The flying assets under capital lease included above are as follows:

	2012	2011

Flying assets under capital lease:
Cost	$32,795	$149,653
Accumulated amortization	(2,073)	(1,745)

	$30,722	$147,908

Amortization related to flying assets under capital lease was $2.5 million, for the year ended April 30, 2012 (2011 – $1.1 million, 2010 – $0.6 million).